BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
MLU B.V
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

February 7, 2018
RUB
ASSETS:
Cash and cash equivalents	20,762
Other current assets	314
Property and equipment	70
Intangible assets	7,257
Goodwill	42,026
Investments in non-marketable equity securities	4,392
Total assets	74,821
LIABILITIES: Other current liabilities	403
Deferred tax liabilities	1,508
Total liabilities	1,911
Total net assets acquired	72,910
Fair value of the noncontrolling interest	19,649
Total purchase consideration	53,261

Edadeal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

October 5, 2018
RUB
ASSETS:
Cash and cash equivalents	20
Accounts receivable	176
Other current assets	15
Intangible assets, net	357
Goodwill	622
Deferred tax assets	5
Total assets	1,195
Long-term debt	621
Short-term debt	174
Accounts payable and accrued liabilities	84
Deferred tax liabilities	57
Total liabilities	936
Net assets	259
Total purchase consideration	259

Shkulev
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

June 28, 2017
RUB
ASSETS:
Intangible assets	59
Deferred tax assets	68
Goodwill	274
Total assets	401
Net assets	401
Total purchase consideration	401

Foodfox
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

December 22, 2017
RUB
ASSETS:
Intangible assets	82
Goodwill	639
Other current assets	25
Total assets	746
LIABILITIES:
Current liabilities	20
Other non-current liabilities	115
Deferred tax liabilities	16
Total liabilities	151
Net assets	595
Total purchase consideration	595